Share-Based Compensation - Weighted Average Assumptions of PSUs (Details) - PSUs	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free annual interest rate	3.99%	4.76%
Dividend yield	0.00%	0.00%
Expected stock price volatility	94.04%	90.65%
Expected stock price volatility of peer group	86.71%	91.51%
Expected life of options (years)	3 years	3 years
Forfeiture rate	16.98%	12.45%
Equity correlation against peer group	49.74%	39.14%